Document and Entity Information	Feb. 28, 2022
Risk/Return:
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	0000745463
SEC Form	485BPOS
Period end date	Feb. 28, 2022
Investment Company Type	N-1A
Amendment Flag	false